SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date through the date of the issuance of this report.

During October and November, the Company received approximately $250,000 as proceeds from the sale of 1,969,396 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of $0.127 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 48,075 shares of Common Stock as additional Commitment Fee shares.

11. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date which include the following:

During February 2012 a total of 131.56 shares of Series B Preferred Stock were converted into 363,425 shares of Common Stock.

During February and March 2012 a total of $395,154 of principal and accrued interest of Convertible Notes were converted into 3,951,540 shares of Common Stock.

In February 2012 the Company issued 12 month Promissory Notes in the principal amount of $700,000, which accrue interest at the rate of 8% per annum. Per the terms of the Note, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.15 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive 25% warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.175 per share of Common Stock. The warrants have a cashless exercise provision. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

In January 2012 the Company issued 630,993 shares of Common Stock to complete payment of cost of raising capital incurred in 2011.

During February and March 2012, the Company received approximately $900,000 as proceeds from the sale of 6,361,976 shares of Common Stock per the terms of the Purchase Agreement with LPC (See Note 9) at an average price of approximately $0.142 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 173,072 shares of Common Stock as additional Commitment Fee shares.